UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/16

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2016 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 86.3%
Brazil 6.7%
	Independent Power and Renewable
AES Tiete Energia SA	Electricity Producers	5,000	$23,082
Ambev SA	Beverages	50,180	298,378
Banco do Brasil SA	Banks	39,755	213,185
Banco Santander Brasil SA	Banks	8,690	49,312
BB Seguridade Participacoes SA	Insurance	31,825	279,236
CETIP SA - Mercados Organizados	Capital Markets	13,040	178,235
Cielo SA	IT Services	28,600	302,270
EDP - Energias do Brasil SA	Electric Utilities	13,490	57,350
Equatorial Energia SA	Electric Utilities	5,360	81,393
Natura Cosmeticos SA	Personal Products	9,875	78,599
Odontoprev SA	Health Care Providers & Services	17,355	72,101
	Independent Power and Renewable
Tractebel Energia SA	Electricity Producers	9,030	107,980
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	6,420	38,475
			1,779,596
Chile 0.4%
Aguas Andinas SA, A	Water Utilities	189,420	108,623

China 8.3%
	Electronic Equipment, Instruments &
AAC Technologies Holdings, Inc.	Components	32,500	275,862
Agricultural Bank of China Ltd., H	Banks	595,000	217,048
ANTA Sports Products Ltd.	Textiles, Apparel & Luxury Goods	55,000	109,887
Belle International Holdings Ltd.	Textiles, Apparel & Luxury Goods	240,000	140,449
[a] China Everbright Bank Co. Ltd., H	Banks	125,000	57,038
China Mobile Ltd.	Wireless Telecommunication Services	25,000	285,675
China Vanke Co. Ltd., H	Real Estate Management & Development	45,000	88,168
Chongqing Changan Automobile Co. Ltd., B	Automobiles	43,500	60,557
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	80,000	40,423
Dongfeng Motor Group Co. Ltd., H	Automobiles	130,000	135,397
Great Wall Motor Co. Ltd., H	Automobiles	167,500	138,613
Guangdong Investment Ltd.	Water Utilities	140,000	212,582
	Independent Power and Renewable
Huaneng Power International, Inc., H	Electricity Producers	100,000	61,614
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	60,000	83,373
Longfor Properties Co. Ltd.	Real Estate Management & Development	57,500	74,562
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	30,000	144,819
Sinopec Engineering Group Co. Ltd., H	Construction & Engineering	55,000	49,627
Sunac China Holdings Ltd.	Real Estate Management & Development	65,000	40,217
			2,215,911
Czech Republic 1.0%
CEZ A/S	Electric Utilities	6,875	116,869
Komercni banka A/S	Banks	3,165	118,146
O2 Czech Republic A/S	Diversified Telecommunication Services	4,105	36,541
			271,556
Hong Kong 0.5%
Sino Biopharmaceutical Ltd.	Pharmaceuticals	220,000	143,208

Hungary 1.2%
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	1,890	109,383
OTP Bank PLC	Banks	8,995	201,015
			310,398
India 1.0%
HDFC Bank Ltd., ADR	Banks	535	35,497
Infosys Ltd., Sponsored ADR	IT Services	1,030	18,386

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Wipro Ltd., ADR	IT Services	17,580	217,289
			271,172
Indonesia 4.7%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	425,000	122,233
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	71,000	90,681
Matahari Department Store Tbk PT	Multiline Retail	130,000	196,784
Semen Indonesia Persero Tbk PT	Construction Materials	130,000	91,996
Surya Citra Media Tbk PT	Media	341,000	85,169
Telekomunikasi Indonesia Persero Tbk PT	Diversified Telecommunication Services	929,500	279,993
Unilever Indonesia Tbk PT	Household Products	84,500	288,275
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	72,500	81,211
			1,236,342
Malaysia 4.5%
Astro Malaysia Holdings Bhd	Media	80,500	58,505
Berjaya Sports Toto Bhd	Hotels, Restaurants & Leisure	48,500	36,572
British American Tobacco Malaysia Bhd	Tobacco	10,000	130,721
DiGi.Com Bhd	Wireless Telecommunication Services	231,500	274,481
HAP Seng Consolidated Bhd	Industrial Conglomerates	21,500	41,171
Hartalega Holdings Bhd	Health Care Equipment & Supplies	31,000	33,295
IOI Properties Group Bhd	Real Estate Management & Development	32,500	18,945
Maxis Bhd	Wireless Telecommunication Services	90,500	132,220
Petronas Chemicals Group Bhd	Chemicals	121,000	198,390
Petronas Dagangan Bhd	Oil, Gas & Consumable Fuels	11,000	63,847
Petronas Gas Bhd	Gas Utilities	27,000	147,340
Westports Holdings Bhd	Transportation Infrastructure	52,000	54,173
			1,189,660
Mexico 3.7%
Arca Continental SAB de CV	Beverages	14,395	102,252
Gentera SAB de CV	Consumer Finance	43,295	76,292
Gruma SAB de CV, B	Food Products	9,530	136,266
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	17,000	173,066
Grupo Lala SAB de CV	Food Products	19,130	41,600
Kimberly-Clark de Mexico SAB de CV, A	Household Products	86,590	202,427
Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	110,195	262,269
			994,172
Philippines 1.1%
Globe Telecom, Inc.	Wireless Telecommunication Services	1,525	76,886
Philippine Long Distance Telephone Co.	Wireless Telecommunication Services	4,750	217,068
			293,954
Poland 0.8%
[a] Energa SA	Electric Utilities	7,625	18,286
Eurocash SA	Food & Staples Retailing	2,235	26,010
PGE Polska Grupa Energetyczna SA	Electric Utilities	49,775	148,520
Tauron Polska Energia SA	Electric Utilities	24,085	17,267
			210,083
Qatar 1.9%
Barwa Real Estate Co.	Real Estate Management & Development	5,310	48,123
Doha Bank QSC	Banks	5,210	50,579
Industries Qatar QSC	Industrial Conglomerates	6,995	188,260
Qatar Electricity & Water Co. QSC	Multi-Utilities	1,765	100,821
Qatar Insurance Co. SAQ	Insurance	5,755	116,481
			504,264
Russia 7.6%
Alrosa PJSC	Metals & Mining	100,585	108,462
Gazprom PJSC	Oil, Gas & Consumable Fuels	107,245	235,351
Lukoil PJSC	Oil, Gas & Consumable Fuels	5,945	249,703
[b] MegaFon PJSC, GDR, Reg S	Wireless Telecommunication Services	5,445	56,628
MMC Norilsk Nickel PJSC	Metals & Mining	1,740	231,809
Mobile TeleSystems PJSC, Sponsored ADR	Wireless Telecommunication Services	27,305	226,085
[b] PhosAgro OJSC, GDR, Reg S	Chemicals	4,830	71,242

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Rosneft PJSC	Oil, Gas & Consumable Fuels	60,975	314,958
Rostelecom PJSC	Diversified Telecommunication Services	33,490	48,245
Severstal PJSC	Metals & Mining	10,350	113,339
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	180,340	93,279
Tatneft PJSC	Oil, Gas & Consumable Fuels	51,885	265,690
			2,014,791
South Africa 7.2%
[a] Brait SE	Capital Markets	11,975	114,435
Fortress Income Fund Ltd., A	Real Estate Investment Trusts (REITs)	39,275	42,346
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	43,380	107,228
Mr Price Group Ltd.	Specialty Retail	14,200	199,983
MTN Group Ltd.	Wireless Telecommunication Services	29,845	291,256
Pick ‘N Pay Stores Ltd.	Food & Staples Retailing	9,210	45,047
Resilient REIT Ltd.	Real Estate Investment Trusts (REITs)	12,430	111,866
Sasol Ltd.	Oil, Gas & Consumable Fuels	7,900	214,247
Sibanye Gold Ltd.	Metals & Mining	23,250	79,569
SPAR Group Ltd.	Food & Staples Retailing	9,345	128,897
Tiger Brands Ltd.	Food Products	5,860	145,061
Truworths International Ltd.	Specialty Retail	27,860	163,222
Vodacom Group Ltd.	Wireless Telecommunication Services	24,580	281,801
			1,924,958
South Korea 14.3%
BGF retail Co. Ltd.	Food & Staples Retailing	380	70,435
Coway Co. Ltd.	Household Durables	3,115	282,604
DGB Financial Group, Inc.	Banks	1,230	9,258
Dongbu Insurance Co. Ltd.	Insurance	2,170	130,556
Hana Financial Group, Inc.	Banks	6,480	130,798
Hankook Tire Co. Ltd.	Auto Components	2,905	128,624
Hanon Systems	Auto Components	9,545	87,010
Hanssem Co. Ltd.	Household Durables	335	46,243
Hanwha Life Insurance Co. Ltd.	Insurance	4,405	22,143
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	2,815	71,484
Hyundai Mobis Co. Ltd.	Auto Components	1,275	278,943
Hyundai Wia Corp.	Auto Components	690	53,374
Industrial Bank of Korea	Banks	5,025	48,642
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	6,360	230,249
KB Financial Group, Inc.	Banks	7,960	225,286
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	1,110	62,446
Kia Motors Corp.	Automobiles	6,610	247,907
Korea Electric Power Corp.	Electric Utilities	4,775	250,388
KT&G Corp.	Tobacco	2,490	295,077
Lotte Chemical Corp.	Chemicals	385	94,591
NCSoft Corp.	Software	740	151,617
S-1 Corp.	Commercial Services & Supplies	1,035	97,044
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	215	265,985
	Semiconductors & Semiconductor
SK Hynix, Inc.	Equipment	10,780	303,227
SK Telecom Co. Ltd.	Wireless Telecommunication Services	1,005	188,026
			3,771,957
Taiwan 14.0%
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	15,000	113,689
	Technology Hardware, Storage &
Asustek Computer, Inc.	Peripherals	35,000	288,059
	Technology Hardware, Storage &
Casetek Holdings Ltd.	Peripherals	5,000	17,437
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	30,000	220,869
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	30,000	67,423
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	95,000	343,082

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	96,252
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	95,000	229,409
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	15,000	61,843
	Technology Hardware, Storage &
Foxconn Technology Co. Ltd.	Peripherals	20,000	46,747
Highwealth Construction Corp.	Real Estate Management & Development	35,000	57,503
	Semiconductors & Semiconductor
[a]Inotera Memories, Inc.	Equipment	130,000	101,150
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	105,000	74,375
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	5,000	456,462
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	20,000	24,427
[a] Nien Made Enterprise Co. Ltd.	Household Durables	5,000	45,414
	Semiconductors & Semiconductor
Novatek Microelectronics Corp.	Equipment	35,000	129,654
	Semiconductors & Semiconductor
[a]Phison Electronics Corp.	Equipment	5,000	42,934
President Chain Store Corp.	Food & Staples Retailing	30,000	233,423
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	20,000	61,936
Ruentex Development Co. Ltd.	Real Estate Management & Development	25,000	29,023
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	15,000	22,505
	Semiconductors & Semiconductor
Siliconware Precision Industries Co. Ltd.	Equipment	110,000	166,915
	Electronic Equipment, Instruments &
Simplo Technology Co. Ltd.	Components	15,000	52,311
Taiwan Fertilizer Co. Ltd.	Chemicals	10,000	13,283
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	85,000	296,429
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	60,000	302,241
	Technology Hardware, Storage &
Transcend Information, Inc.	Peripherals	10,000	30,255
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	50,000	81,838
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	15,000	26,830
			3,733,718
Thailand 2.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	57,500	258,537
BEC World PCL, NVDR	Media	72,500	47,041
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	16,000	83,096
Central Pattana PCL, NVDR	Real Estate Management & Development	59,000	100,320
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL, NVDR	Components	30,500	59,238
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	19,500	33,295
			581,527
Turkey 3.0%
BIM Birlesik Magazalar A/S	Food & Staples Retailing	12,145	236,721
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	70,095	98,964
Ford Otomotiv Sanayi A/S	Automobiles	3,520	37,457
TAV Havalimanlari Holding A/S	Transportation Infrastructure	7,675	32,908
Tofas Turk Otomobil Fabrikasi A/S	Automobiles	6,680	54,915
Tupras Turkiye Petrol Rafinerileri A/S	Oil, Gas & Consumable Fuels	5,495	121,818
Turk Telekomunikasyon A/S	Diversified Telecommunication Services	21,165	44,529
[a] Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services	47,290	173,823
			801,135
United Arab Emirates 2.2%
Aldar Properties PJSC	Real Estate Management & Development	142,090	104,060
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	54,560	281,482
First Gulf Bank PJSC	Banks	40,995	140,627

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

National Bank of Abu Dhabi PJSC	Banks	19,085	50,192
			576,361
Total Common Stocks (Cost $22,223,147)			22,933,386
Preferred Stocks 3.1%
Brazil 0.6%
[c] Braskem SA, 6.6%, pfd., A	Chemicals	6,895	40,977
[c] Companhia Energetica de Minas Gerais, 6.921%, pfd.	Electric Utilities	42,215	95,927
[c] Companhia Paranaense de Energia, 4.294%, pfd., B	Electric Utilities	3,235	29,505
			166,409
Russia 1.4%
[c] AK Transneft OAO, 0.457%, pfd.	Oil, Gas & Consumable Fuels	85	220,892
[c] Surgutneftegas OAO, 21.38%, pfd.	Oil, Gas & Consumable Fuels	256,715	154,324
			375,216
South Korea 1.1%
[c] Hyundai Motor Co., 4.286%, pfd.	Automobiles	1,150	94,348
[c] Hyundai Motor Co., 4.258%, pfd., 2	Automobiles	1,845	154,251
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 1.779%, pfd.	Peripherals	35	35,947
			284,546

Total Preferred Stocks (Cost $797,653)			826,171
Management Investment Companies 10.0%
India 10.0%
iShares MSCI India ETF		94,750	2,645,420
WisdomTree India Earnings Fund		1,000	20,190
Total Management Investment Companies (Cost $2,642,833)			2,665,610
Total Investments (Cost $25,663,633) 99.4%			26,425,167
Other Assets, less Liabilities 0.6%			171,811
Net Assets 100.0%			$26,596,978

aNon-income-producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee. At June 30, 2016, the aggregate value of these securities value was $127,870, representing 0.5% of net assets.
cRate disclosed reflects the yield at June 30, 2016.

Abbreviations

Selected Portfolio

ADR	-	American Depository Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2016 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 98.2%
Australia 11.8%
Amcor Ltd.	Containers & Packaging	10,610	$117,950
BHP Billiton Ltd.	Metals & Mining	36,990	513,672
Brambles Ltd.	Commercial Services & Supplies	24,030	221,691
Challenger Ltd.	Diversified Financial Services	4,440	28,531
Commonwealth Bank of Australia	Banks	8,900	492,846
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	930	21,868
Telstra Corp. Ltd.	Diversified Telecommunication Services	85,815	355,272
Wesfarmers Ltd.	Food & Staples Retailing	14,825	442,652
Westpac Banking Corp.	Banks	22,995	503,389
Woolworths Ltd.	Food & Staples Retailing	23,395	363,902
			3,061,773
Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	2,340	74,024

Brazil 2.1%
Ambev SA	Beverages	91,555	544,400
Canada 10.1%
Bank of Nova Scotia	Banks	10,405	507,231
Canadian Imperial Bank of Commerce	Banks	6,490	484,938
IGM Financial, Inc.	Capital Markets	2,015	54,568
National Bank of Canada	Banks	6,575	223,723
Power Financial Corp.	Insurance	2,835	64,725
Rogers Communications, Inc., B	Wireless Telecommunication Services	3,830	154,238
Royal Bank of Canada	Banks	8,390	493,180
TELUS Corp.	Diversified Telecommunication Services	2,790	89,369
Toronto-Dominion Bank	Banks	11,560	493,839
Vermilion Energy, Inc.	Oil, Gas & Consumable Fuels	1,550	49,101
			2,614,912
China 2.2%
China Construction Bank Corp., H	Banks	855,000	564,273

Denmark 0.8%
Pandora A/S	Textiles, Apparel & Luxury Goods	1,475	199,771

Finland 0.4%
Elisa OYJ	Diversified Telecommunication Services	1,115	42,611
Nokian Renkaat OYJ	Auto Components	1,355	48,216
			90,827
France 2.2%
CNP Assurances	Insurance	1,665	24,629
Sanofi	Pharmaceuticals	6,440	536,016
			560,645
Germany 1.7%
Deutsche Boerse AG	Diversified Financial Services	2,160	176,470
Hugo Boss AG	Textiles, Apparel & Luxury Goods	1,215	68,705
[a] ProSiebenSat.1 Media SE	Media	4,335	188,858
			434,033
Hong Kong 0.7%
Power Assets Holdings Ltd.	Electric Utilities	15,000	137,375
Sino Land Co. Ltd.	Real Estate Management & Development	20,000	32,637
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	30,000	18,214
			188,226
Japan 3.6%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	2,000	324,398
Lawson, Inc.	Food & Staples Retailing	1,000	79,638

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

NTT DOCOMO, Inc.	Wireless Telecommunication Services	20,000	539,331
			943,367
Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	25,575	59,788

Netherlands 0.2%
Boskalis Westminster	Construction & Engineering	1,255	43,068

Qatar 0.3%
Qatar National Bank SAQ	Banks	2,185	84,008

Singapore 1.9%
ComfortDelGro Corp. Ltd.	Road & Rail	30,000	61,297
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	123,000	377,435
StarHub Ltd.	Wireless Telecommunication Services	17,500	49,280
			488,012
South Africa 1.2%
Coronation Fund Managers Ltd.	Capital Markets	3,250	14,844
FirstRand Ltd.	Diversified Financial Services	34,510	105,663
RMB Holdings Ltd.	Diversified Financial Services	9,640	37,026
Sanlam Ltd.	Insurance	17,100	70,479
SPAR Group Ltd.	Food & Staples Retailing	2,880	39,724
Truworths International Ltd.	Specialty Retail	9,445	55,335
			323,071
Spain 0.5%
Red Electrica Corp. SA	Electric Utilities	1,305	116,230

Sweden 3.4%
Atlas Copco AB, B	Machinery	7,155	167,375
Hennes & Mauritz AB, B	Specialty Retail	16,225	472,041
Skanska AB, B	Construction & Engineering	4,770	98,748
Telia Co. AB	Diversified Telecommunication Services	28,955	135,741
			873,905
Switzerland 4.2%
Novartis AG	Pharmaceuticals	6,680	549,581
Roche Holding AG	Pharmaceuticals	2,045	537,595
			1,087,176
Taiwan 0.1%
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	5,000	20,614
Thailand 0.4%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	25,500	114,656
United Kingdom 16.4%
Aberdeen Asset Management PLC	Capital Markets	21,135	78,940
Admiral Group PLC	Insurance	6,280	170,420
BAE Systems PLC	Aerospace & Defense	38,370	268,775
British American Tobacco PLC	Tobacco	8,340	539,942
BT Group PLC	Diversified Telecommunication Services	78,965	432,798
GlaxoSmithKline PLC	Pharmaceuticals	24,290	520,995
ICAP PLC	Capital Markets	7,855	44,071
Marks & Spencer Group PLC	Multiline Retail	18,460	78,647
Provident Financial PLC	Consumer Finance	2,375	73,023
RELX N.V.	Media	16,120	279,552
RELX PLC	Media	23,470	431,716
Sky PLC	Media	12,945	146,745
Smiths Group PLC	Industrial Conglomerates	4,605	70,978
Tate & Lyle PLC	Food Products	5,030	44,951
Unilever N.V.	Personal Products	11,445	532,878

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Unilever PLC	Personal Products	11,210	536,332
			4,250,763
United States 33.5%
Altria Group, Inc.	Tobacco	7,840	540,646
Bristol-Myers Squibb Co.	Pharmaceuticals	7,085	521,102
Campbell Soup Co.	Food Products	2,950	196,264
Chevron Corp.	Oil, Gas & Consumable Fuels	4,970	521,005
Cincinnati Financial Corp.	Insurance	1,590	119,075
Clorox Co.	Household Products	3,055	422,781
Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	1,360	86,142
EI du Pont de Nemours & Co.	Chemicals	7,740	501,552
Eli Lilly & Co.	Pharmaceuticals	6,705	528,019
H&R Block, Inc.	Diversified Consumer Services	4,200	96,600
Hasbro, Inc.	Leisure Products	845	70,972
	Semiconductors & Semiconductor
Intel Corp.	Equipment	16,755	549,564
Johnson & Johnson	Pharmaceuticals	4,375	530,688
Kimberly-Clark Corp.	Household Products	3,950	543,046
Leggett & Platt, Inc.	Household Durables	2,085	106,564
Lockheed Martin Corp.	Aerospace & Defense	2,085	517,435
Mattel, Inc.	Leisure Products	4,905	153,477
	Semiconductors & Semiconductor
Maxim Integrated Products, Inc.	Equipment	4,255	151,861
McDonald's Corp.	Hotels, Restaurants & Leisure	3,980	478,953
	Semiconductors & Semiconductor
Microchip Technology, Inc.	Equipment	2,935	148,981
Paychex, Inc.	IT Services	6,490	386,155
Philip Morris International, Inc.	Tobacco	5,070	515,720
Procter & Gamble Co.	Household Products	6,175	522,837
	Technology Hardware, Storage &
Seagate Technology Capital PLC	Peripherals	2,580	62,849
Sysco Corp.	Food & Staples Retailing	7,580	384,609
			8,656,897
Total Common Stocks (Cost $25,082,631)			25,394,439
Preferred Stocks 1.3% (Cost $298,777)
Brazil 1.3%
[b] Itau Unibanco Holding SA, 4.579%, pfd.	Banks	36,510	345,300

Total Investments (Cost $25,381,408) 99.5%			25,739,739

Other Assets, less Liabilities 0.5%			124,741
Net Assets 100.0%			$25,864,480

aNon-income-producing.
bRate disclosed reflects the yield at June 30, 2016.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2016 (unaudited)

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF	Industry	Shares	Value
Common Stocks 97.6%
Australia 3.7%
AGL Energy Ltd.	Multi-Utilities	1,865	$26,788
Amcor Ltd.	Containers & Packaging	3,875	43,078
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,380	14,180
Aurizon Holdings Ltd.	Road & Rail	5,050	18,124
Brambles Ltd.	Commercial Services & Supplies	5,035	46,451
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	435	10,332
CIMIC Group Ltd.	Construction & Engineering	135	3,594
Cochlear Ltd.	Health Care Equipment & Supplies	225	20,314
CSL Ltd.	Biotechnology	1,810	151,188
Dexus Property Group	Real Estate Investment Trusts (REITs)	3,190	21,425
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	100	5,073
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	195	4,585
Goodman Group	Real Estate Investment Trusts (REITs)	2,790	14,771
GPT Group	Real Estate Investment Trusts (REITs)	5,820	23,445
Harvey Norman Holdings Ltd.	Multiline Retail	1,970	6,762
Incitec Pivot Ltd.	Chemicals	4,570	10,106
James Hardie Industries PLC	Construction Materials	1,170	17,816
Medibank Pvt Ltd.	Insurance	8,205	18,023
Mirvac Group	Real Estate Investment Trusts (REITs)	6,565	9,874
Platinum Asset Management Ltd.	Capital Markets	740	3,174
[a] Qantas Airways Ltd.	Airlines	1,035	2,173
REA Group Ltd.	Media	195	8,638
Scentre Group	Real Estate Investment Trusts (REITs)	17,200	63,011
Sonic Healthcare Ltd.	Health Care Providers & Services	1,160	18,613
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	2,520	8,575
Tatts Group Ltd.	Hotels, Restaurants & Leisure	4,780	13,596
Telstra Corp. Ltd.	Diversified Telecommunication Services	16,580	68,641
TPG Telecom Ltd.	Diversified Telecommunication Services	1,070	9,481
Vicinity Centres	Real Estate Investment Trusts (REITs)	9,725	24,041
Wesfarmers Ltd.	Food & Staples Retailing	3,580	106,893
Westfield Corp.	Real Estate Investment Trusts (REITs)	5,560	44,091
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	2,415	48,264
Woolworths Ltd.	Food & Staples Retailing	4,450	69,218
			954,338
Austria 0.0%+
OMV AG	Oil, Gas & Consumable Fuels	350	9,804

Belgium 0.1%
Colruyt SA	Food & Staples Retailing	255	14,044
Proximus SADP	Diversified Telecommunication Services	520	16,450
			30,494
Bermuda 0.1%
Axis Capital Holdings Ltd.	Insurance	360	19,800

Brazil 0.8%
	Independent Power and Renewable
AES Tiete Energia SA	Electricity Producers	410	1,893
Ambev SA	Beverages	15,985	95,049
Banco do Brasil SA	Banks	2,600	13,943
Banco Santander Brasil SA	Banks	635	3,604
BB Seguridade Participacoes SA	Insurance	2,690	23,602
CETIP SA - Mercados Organizados	Capital Markets	760	10,388
Cielo SA	IT Services	2,990	31,601
EDP - Energias do Brasil SA	Electric Utilities	1,035	4,400
Equatorial Energia SA	Electric Utilities	385	5,846
JBS SA	Food Products	995	3,106
Natura Cosmeticos SA	Personal Products	485	3,860
Odontoprev SA	Health Care Providers & Services	860	3,573

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

	Independent Power and Renewable
Tractebel Energia SA	Electricity Producers	515	6,158
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	425	2,547
			209,570
Canada 2.4%
Agrium, Inc.	Chemicals	355	31,952
Alimentation Couche-Tard, Inc., B	Food & Staples Retailing	1,200	51,264
BCE, Inc.	Diversified Telecommunication Services	440	20,714
Canadian Imperial Bank of Commerce	Banks	595	44,459
Canadian National Railway Co.	Road & Rail	2,105	123,655
CCL Industries, Inc., B	Containers & Packaging	65	11,253
CI Financial Corp.	Capital Markets	760	15,771
Constellation Software, Inc.	Software	50	19,250
Dollarama, Inc.	Multiline Retail	405	28,129
Gildan Activewear, Inc.	Textiles, Apparel & Luxury Goods	675	19,667
H&R Real Estate Investment Trust	Real Estate Investment Trusts (REITs)	515	8,926
Jean Coutu Group PJC, Inc., A	Food & Staples Retailing	260	4,004
Linamar Corp.	Auto Components	115	4,075
Magna International, Inc.	Auto Components	1,270	44,348
Metro, Inc.	Food & Staples Retailing	760	26,340
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	390	10,415
Potash Corp. of Saskatchewan, Inc.	Chemicals	2,515	40,668
RioCan Real Estate Investment Trust	Real Estate Investment Trusts (REITs)	520	11,744
Rogers Communications, Inc., B	Wireless Telecommunication Services	1,005	40,472
Saputo, Inc.	Food Products	715	21,125
Shaw Communications, Inc., B	Media	1,165	22,247
Smart Real Estate Investment Trust	Real Estate Investment Trusts (REITs)	165	4,853
TELUS Corp.	Diversified Telecommunication Services	595	19,059
			624,390
Chile 0.0%+
Aguas Andinas SA, A	Water Utilities	6,000	3,441
Enersis Americas SA	Electric Utilities	29,375	5,029
			8,470
China 2.8%
	Electronic Equipment, Instruments &
AAC Technologies Holdings, Inc.	Components	2,500	21,220
Agricultural Bank of China Ltd., H	Banks	60,000	21,887
ANTA Sports Products Ltd.	Textiles, Apparel & Luxury Goods	5,000	9,990
Bank of China Ltd., H	Banks	225,000	89,618
Belle International Holdings Ltd.	Textiles, Apparel & Luxury Goods	15,000	8,778
China Communications Services Corp. Ltd., H	Diversified Telecommunication Services	10,000	5,208
China Construction Bank Corp., H	Banks	230,000	151,793
[a] China Everbright Bank Co. Ltd., H	Banks	10,000	4,563
China Mobile Ltd.	Wireless Telecommunication Services	17,500	199,972
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	10,000	14,901
China Vanke Co. Ltd., H	Real Estate Management & Development	3,000	5,878
Chongqing Changan Automobile Co. Ltd., B	Automobiles	2,500	3,480
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	10,000	5,053
Dongfeng Motor Group Co. Ltd., H	Automobiles	10,000	10,415
Great Wall Motor Co. Ltd., H	Automobiles	10,000	8,275
Guangdong Investment Ltd.	Water Utilities	10,000	15,185
	Independent Power and Renewable
Huaneng Power International, Inc., H	Electricity Producers	10,000	6,161
Industrial & Commercial Bank of China Ltd., H	Banks	200,000	110,596
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	10,000	13,895
Longfor Properties Co. Ltd.	Real Estate Management & Development	5,000	6,484
Sinopec Engineering Group Co. Ltd., H	Construction & Engineering	5,000	4,512
Sunac China Holdings Ltd.	Real Estate Management & Development	5,000	3,094

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Yangzijiang Shipbuilding Holdings Ltd.	Machinery	8,500	5,652
			726,610
Czech Republic 0.1%
CEZ A/S	Electric Utilities	475	8,075
Komercni banka A/S	Banks	205	7,652
O2 Czech Republic A/S	Diversified Telecommunication Services	175	1,558
			17,285
Denmark 1.3%
Coloplast A/S, B	Health Care Equipment & Supplies	435	32,329
Novo Nordisk A/S, B	Pharmaceuticals	4,570	244,373
Pandora A/S	Textiles, Apparel & Luxury Goods	400	54,175
[a] William Demant Holding A/S	Health Care Equipment & Supplies	325	6,309
			337,186
Finland 0.4%
Elisa OYJ	Diversified Telecommunication Services	420	16,051
Kone OYJ, B	Machinery	1,030	47,201
Neste OYJ	Oil, Gas & Consumable Fuels	175	6,247
Nokian Renkaat OYJ	Auto Components	305	10,853
Orion OYJ, B	Pharmaceuticals	365	14,111
			94,463
France 0.4%
Cie Generale des Etablissements Michelin	Auto Components	535	50,645
CNP Assurances	Insurance	520	7,692
Hermes International	Textiles, Apparel & Luxury Goods	65	24,332
SCOR SE	Insurance	480	14,305
Societe BIC SA	Commercial Services & Supplies	85	11,988
			108,962
Germany 0.3%
[b] Covestro AG, 144A	Chemicals	115	5,103
Deutsche Lufthansa AG	Airlines	395	4,621
Hannover Rueck SE	Insurance	195	20,322
Hugo Boss AG	Textiles, Apparel & Luxury Goods	225	12,723
[a] ProSiebenSat.1 Media SE	Media	655	28,536
			71,305
Hong Kong 1.1%
CLP Holdings Ltd.	Electric Utilities	2,500	25,458
[b] HK Electric Investments & HK Electric Investments Ltd., 144A	Electric Utilities	7,500	6,990
HKT Trust & HKT Ltd.	Diversified Telecommunication Services	10,000	14,411
Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,500	15,225
Hysan Development Co. Ltd.	Real Estate Management & Development	5,000	22,203
Kerry Properties Ltd.	Real Estate Management & Development	2,500	6,148
Link REIT	Real Estate Investment Trusts (REITs)	5,000	34,030
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,000	5,187
MTR Corp. Ltd.	Road & Rail	5,000	25,264
New World Development Co. Ltd.	Real Estate Management & Development	15,000	15,178
NWS Holdings Ltd.	Industrial Conglomerates	5,000	7,876
PCCW Ltd.	Diversified Telecommunication Services	10,000	6,703
Sands China Ltd.	Hotels, Restaurants & Leisure	6,000	20,070
Sino Biopharmaceutical Ltd.	Pharmaceuticals	10,000	6,509
Sino Land Co. Ltd.	Real Estate Management & Development	10,000	16,319
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	6,071
Swire Pacific Ltd., A	Real Estate Management & Development	2,500	28,229
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,500	9,877
			271,748
Hungary 0.1%
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	100	5,787
OTP Bank PLC	Banks	540	12,068

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Richter Gedeon Nyrt	Pharmaceuticals	380	7,556
			25,411
Indonesia 0.5%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	25,000	7,190
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	5,500	7,025
Matahari Department Store Tbk PT	Multiline Retail	7,000	10,596
Semen Indonesia Persero Tbk PT	Construction Materials	9,500	6,723
Surya Citra Media Tbk PT	Media	19,500	4,870
Telekomunikasi Indonesia Persero Tbk PT	Diversified Telecommunication Services	171,000	51,510
Unilever Indonesia Tbk PT	Household Products	5,500	18,764
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,500	6,161
			112,839
Ireland 0.1%
Paddy Power Betfair Capital PLC	Hotels, Restaurants & Leisure	135	14,173
Ryanair Holdings Capital PLC	Airlines	195	2,452
			16,625
Israel 0.7%
Azrieli Group Ltd.	Real Estate Management & Development	115	4,885
Bezeq The Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	8,765	17,377
Israel Chemicals Ltd.	Chemicals	1,335	5,172
Mizrahi Tefahot Bank Ltd.	Banks	425	4,900
[a] Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	35	5,096
Teva Pharmaceutical Industries Ltd.	Pharmaceuticals	2,595	130,387
			167,817
Italy 0.2%
Snam SpA	Gas Utilities	6,135	36,532

Japan 4.8%
ABC-Mart, Inc.	Specialty Retail	500	33,385
Astellas Pharma, Inc.	Pharmaceuticals	5,500	85,778
Bridgestone Corp.	Auto Components	1,500	47,797
	Technology Hardware, Storage &
Canon, Inc.	Peripherals	3,000	85,169
Fuji Heavy Industries Ltd.	Automobiles	2,000	67,804
GungHo Online Entertainment, Inc.	Software	2,000	5,381
Hino Motors Ltd.	Machinery	1,000	9,855
Hoya Corp.	Health Care Equipment & Supplies	1,000	35,423
Isuzu Motors Ltd.	Automobiles	2,000	24,340
ITOCHU Corp.	Trading Companies & Distributors	4,000	48,328
Japan Airlines Co. Ltd.	Airlines	500	16,044
Japan Tobacco, Inc.	Tobacco	3,000	119,982
Kakaku.com, Inc.	Internet Software & Services	500	9,869
KDDI Corp.	Wireless Telecommunication Services	5,500	166,893
Mitsubishi Motors Corp.	Automobiles	2,000	9,143
Mixi, Inc.	Internet Software & Services	500	20,445
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	500	55,464
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,000	93,576
Nitto Denko Corp.	Chemicals	500	31,368
NOK Corp.	Auto Components	500	8,398
NTT DOCOMO, Inc.	Wireless Telecommunication Services	4,500	121,350
Oracle Corp. Japan	Software	500	26,562
Otsuka Corp.	IT Services	500	23,272
Park24 Co. Ltd.	Commercial Services & Supplies	500	17,131
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	23,394
Sumitomo Rubber Industries Ltd.	Auto Components	1,000	13,286
[a] Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	3,000	12,633
Yahoo Japan Corp.	Internet Software & Services	4,000	17,624

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Yokohama Rubber Co. Ltd.	Auto Components	500	6,199
			1,235,893
Luxembourg 0.0%+
RTL Group SA	Media	120	9,777

Malaysia 0.3%
Astro Malaysia Holdings Bhd	Media	3,500	2,544
Berjaya Sports Toto Bhd	Hotels, Restaurants & Leisure	2,000	1,508
British American Tobacco Malaysia Bhd	Tobacco	500	6,536
DiGi.Com Bhd	Wireless Telecommunication Services	13,500	16,006
HAP Seng Consolidated Bhd	Industrial Conglomerates	1,500	2,872
Hartalega Holdings Bhd	Health Care Equipment & Supplies	2,500	2,685
IOI Properties Group Bhd	Real Estate Management & Development	6,000	3,498
Maxis Bhd	Wireless Telecommunication Services	4,000	5,844
Petronas Chemicals Group Bhd	Chemicals	8,500	13,937
Petronas Dagangan Bhd	Oil, Gas & Consumable Fuels	1,000	5,804
Petronas Gas Bhd	Gas Utilities	2,500	13,643
Westports Holdings Bhd	Transportation Infrastructure	4,500	4,688
			79,565
Mexico 0.3%
Arca Continental SAB de CV	Beverages	905	6,429
Gentera SAB de CV	Consumer Finance	3,370	5,938
Gruma SAB de CV, B	Food Products	535	7,650
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	1,055	10,740
Grupo Lala SAB de CV	Food Products	960	2,088
Kimberly-Clark de Mexico SAB de CV, A	Household Products	4,540	10,613
Wal-Mart de Mexico SAB de CV	Food & Staples Retailing	11,370	27,061
			70,519
Netherlands 0.3%
Aegon N.V.	Insurance	4,675	18,333
Boskalis Westminster	Construction & Engineering	255	8,751
Koninklijke Ahold N.V.	Food & Staples Retailing	2,455	54,275
			81,359
New Zealand 0.1%
	Independent Power and Renewable
Meridian Energy Ltd.	Electricity Producers	3,610	6,775
Mighty River Power Ltd.	Electric Utilities	1,965	4,212
Spark New Zealand Ltd.	Diversified Telecommunication Services	7,520	19,013
			30,000
Norway 0.2%
Telenor ASA	Diversified Telecommunication Services	2,125	34,943
Yara International ASA	Chemicals	590	18,600
			53,543
Philippines 0.1%
Globe Telecom, Inc.	Wireless Telecommunication Services	100	5,042
Philippine Long Distance Telephone Co.	Wireless Telecommunication Services	275	12,567
			17,609
Poland 0.1%
[a] Energa SA	Electric Utilities	385	923
Eurocash SA	Food & Staples Retailing	110	1,280
PGE Polska Grupa Energetyczna SA	Electric Utilities	2,980	8,892
Polski Koncern Naftowy ORLEN SA	Oil, Gas & Consumable Fuels	675	11,766
[a] Synthos SA	Chemicals	1,515	1,377
Tauron Polska Energia SA	Electric Utilities	2,470	1,771
			26,009
Portugal 0.0%+
Jeronimo Martins SGPS SA	Food & Staples Retailing	660	10,382

Qatar 0.1%
Barwa Real Estate Co.	Real Estate Management & Development	475	4,305

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Doha Bank QSC	Banks	500	4,854
Industries Qatar QSC	Industrial Conglomerates	430	11,573
Qatar Electricity & Water Co. QSC	Multi-Utilities	60	3,427
Qatar Insurance Co. SAQ	Insurance	310	6,274
			30,433
Romania 0.0%+
New Europe Property Investments PLC	Real Estate Management & Development	475	5,449

Russia 1.1%
Alrosa PJSC	Metals & Mining	5,920	6,384
Gazprom PJSC	Oil, Gas & Consumable Fuels	40,485	88,845
Lukoil PJSC	Oil, Gas & Consumable Fuels	1,610	67,624
[c] MegaFon PJSC, GDR, Reg S	Wireless Telecommunication Services	315	3,276
MMC Norilsk Nickel PJSC	Metals & Mining	210	27,977
Mobile TeleSystems PJSC, Sponsored ADR	Wireless Telecommunication Services	1,920	15,898
[c] PhosAgro OJSC, GDR, Reg S	Chemicals	155	2,286
Rosneft PJSC	Oil, Gas & Consumable Fuels	3,800	19,628
Rostelecom PJSC	Diversified Telecommunication Services	2,225	3,205
RusHydro PJSC	Electric Utilities	227,965	2,195
Severstal PJSC	Metals & Mining	720	7,884
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	25,165	13,016
Tatneft PJSC	Oil, Gas & Consumable Fuels	4,950	25,348
			283,566
Singapore 1.1%
Ascendas Real Estate Investment Trust	Real Estate Investment Trusts (REITs)	7,000	12,898
	Semiconductors & Semiconductor
Broadcom Ltd.	Equipment	550	85,470
CapitaLand Commercial Trust	Real Estate Investment Trusts (REITs)	6,500	7,123
CapitaLand Mall Trust	Real Estate Investment Trusts (REITs)	7,500	11,869
ComfortDelGro Corp. Ltd.	Road & Rail	7,000	14,303
Keppel Corp. Ltd.	Industrial Conglomerates	3,500	14,303
Singapore Airlines Ltd.	Airlines	1,000	7,920
Singapore Exchange Ltd.	Diversified Financial Services	3,500	19,816
Singapore Press Holdings Ltd.	Media	5,500	16,142
Singapore Technologies Engineering Ltd.	Aerospace & Defense	4,500	10,532
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	26,000	79,783
StarHub Ltd.	Wireless Telecommunication Services	2,000	5,632
Suntec Real Estate Investment Trust	Real Estate Investment Trusts (REITs)	5,500	7,233
			293,024
South Africa 0.7%
[a] Brait SE	Capital Markets	735	7,024
Fortress Income Fund Ltd., A	Real Estate Investment Trusts (REITs)	3,930	4,237
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	2,630	6,501
Mr Price Group Ltd.	Specialty Retail	840	11,830
MTN Group Ltd.	Wireless Telecommunication Services	4,980	48,600
Pick ‘N Pay Stores Ltd.	Food & Staples Retailing	420	2,054
Redefine Properties Ltd.	Real Estate Investment Trusts (REITs)	11,760	9,090
Resilient REIT Ltd.	Real Estate Investment Trusts (REITs)	770	6,930
Sasol Ltd.	Oil, Gas & Consumable Fuels	1,560	42,307
Sibanye Gold Ltd.	Metals & Mining	1,155	3,953
SPAR Group Ltd.	Food & Staples Retailing	520	7,172
Tiger Brands Ltd.	Food Products	390	9,654
Truworths International Ltd.	Specialty Retail	1,745	10,223
Vodacom Group Ltd.	Wireless Telecommunication Services	1,270	14,560
			184,135
South Korea 2.3%
BGF retail Co. Ltd.	Food & Staples Retailing	20	3,707
Coway Co. Ltd.	Household Durables	180	16,330
DGB Financial Group, Inc.	Banks	530	3,989
Dongbu Insurance Co. Ltd.	Insurance	135	8,122
Hankook Tire Co. Ltd.	Auto Components	175	7,748
Hanon Systems	Auto Components	525	4,786

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Hanssem Co. Ltd.	Household Durables	15	2,071
Hanwha Life Insurance Co. Ltd.	Insurance	480	2,413
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	190	4,825
Hyundai Mobis Co. Ltd.	Auto Components	225	49,225
Hyundai Wia Corp.	Auto Components	50	3,868
Industrial Bank of Korea	Banks	475	4,598
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	375	13,576
KB Financial Group, Inc.	Banks	600	16,981
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	65	3,657
Kia Motors Corp.	Automobiles	920	34,505
Korea Electric Power Corp.	Electric Utilities	380	19,926
KT&G Corp.	Tobacco	380	45,032
Lotte Chemical Corp.	Chemicals	25	6,142
NCSoft Corp.	Software	40	8,196
S-1 Corp.	Commercial Services & Supplies	55	5,157
S-Oil Corp.	Oil, Gas & Consumable Fuels	65	4,272
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	200	247,428
	Semiconductors & Semiconductor
SK Hynix, Inc.	Equipment	1,790	50,350
SK Telecom Co. Ltd.	Wireless Telecommunication Services	60	11,225
			578,129
Spain 1.1%
Banco Santander SA	Banks	34,480	131,350
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	1,635	9,449
Enagas SA	Gas Utilities	575	17,442
Endesa SA	Electric Utilities	880	17,627
Industria de Diseno Textil SA	Specialty Retail	3,140	104,337
Zardoya Otis SA	Machinery	570	5,326
			285,531
Sweden 0.6%
Hennes & Mauritz AB, B	Specialty Retail	3,355	97,608
ICA Gruppen AB	Food & Staples Retailing	220	7,315
Swedish Match AB	Tobacco	600	20,714
Telia Co. AB	Diversified Telecommunication Services	7,810	36,613
			162,250
Switzerland 2.3%
[a] Actelion Ltd.	Biotechnology	175	29,316
EMS-Chemie Holding AG	Chemicals	30	15,474
Galenica AG	Pharmaceuticals	10	13,457
Geberit AG	Building Products	110	41,552
Kuehne & Nagel International AG	Marine	115	16,078
Partners Group Holding AG	Capital Markets	65	27,806
Roche Holding AG	Pharmaceuticals	995	261,568
[a] Swiss Life Holding AG	Insurance	100	22,983
[a] Swiss Prime Site AG	Real Estate Management & Development	220	19,918
Swiss Re AG	Insurance	1,115	96,999
Swisscom AG	Diversified Telecommunication Services	70	34,684
			579,835
Taiwan 2.6%
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	5,000	11,237
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	15,000	54,171
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	5,000	12,074
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	5,000	13,562
	Technology Hardware, Storage &
Foxconn Technology Co. Ltd.	Peripherals	5,000	11,687
Highwealth Construction Corp.	Real Estate Management & Development	5,000	8,215
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	30,000	76,723
	Semiconductors & Semiconductor
[a]Inotera Memories, Inc.	Equipment	10,000	7,781

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

	Technology Hardware, Storage &
Inventec Corp.	Peripherals	10,000	7,083
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	10,000	13,671
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	5,000	6,107
	Semiconductors & Semiconductor
Novatek Microelectronics Corp.	Equipment	5,000	18,522
President Chain Store Corp.	Food & Staples Retailing	5,000	38,904
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	5,000	15,484
Ruentex Development Co. Ltd.	Real Estate Management & Development	5,000	5,804
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	5,000	7,502
	Semiconductors & Semiconductor
Siliconware Precision Industries Co. Ltd.	Equipment	5,000	7,587
	Electronic Equipment, Instruments &
Simplo Technology Co. Ltd.	Components	5,000	17,437
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	5,000	5,386
Taiwan Fertilizer Co. Ltd.	Chemicals	5,000	6,641
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	10,000	34,874
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	50,000	251,868
	Technology Hardware, Storage &
Transcend Information, Inc.	Peripherals	5,000	15,127
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	5,000	8,184
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	5,000	8,943
			664,574
Thailand 0.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,000	17,985
BEC World PCL, NVDR	Media	3,500	2,271
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	1,000	5,194
Central Pattana PCL, NVDR	Real Estate Management & Development	3,500	5,951
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL, NVDR	Components	2,000	3,884
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	18,500	2,506
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	1,500	2,561
			40,352
Turkey 0.2%
BIM Birlesik Magazalar A/S	Food & Staples Retailing	660	12,864
Eregli Demir ve Celik Fabrikalari TAS	Metals & Mining	5,545	7,829
Ford Otomotiv Sanayi A/S	Automobiles	145	1,543
TAV Havalimanlari Holding A/S	Transportation Infrastructure	470	2,015
Tofas Turk Otomobil Fabrikasi A/S	Automobiles	375	3,083
Tupras Turkiye Petrol Rafinerileri A/S	Oil, Gas & Consumable Fuels	330	7,316
Turk Telekomunikasyon A/S	Diversified Telecommunication Services	680	1,431
[a] Turkcell Iletisim Hizmetleri A/S	Wireless Telecommunication Services	2,965	10,898
			46,979
United Arab Emirates 0.2%
Aldar Properties PJSC	Real Estate Management & Development	9,735	7,129
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	4,380	22,597
First Gulf Bank PJSC	Banks	2,555	8,765
Mediclinic International Capital PLC	Health Care Providers & Services	620	9,076
National Bank of Abu Dhabi PJSC	Banks	1,605	4,221
			51,788
United Kingdom 8.9%
Admiral Group PLC	Insurance	955	25,916
AstraZeneca PLC	Pharmaceuticals	3,730	222,736
BAE Systems PLC	Aerospace & Defense	9,150	64,094
Berkeley Group Holdings Capital PLC	Household Durables	300	10,118

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

British American Tobacco PLC	Tobacco	4,095	265,115
BT Group PLC	Diversified Telecommunication Services	25,500	139,763
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,365	21,167
Centrica PLC	Multi-Utilities	7,535	22,714
Coca-Cola European Partners PLC	Beverages	325	11,599
Croda International PLC	Chemicals	420	17,624
Delphi Automotive PLC	Auto Components	805	50,393
Direct Line Insurance Group PLC	Insurance	3,970	18,299
easyJet PLC	Airlines	545	7,912
Experian PLC	Professional Services	1,390	26,237
GlaxoSmithKline PLC	Pharmaceuticals	11,920	255,672
Hargreaves Lansdown PLC	Capital Markets	895	14,872
Imperial Brands PLC	Tobacco	2,540	137,636
Intertek Group PLC	Professional Services	265	12,324
ITV PLC	Media	14,700	35,313
Marks & Spencer Group PLC	Multiline Retail	4,710	20,066
Next PLC	Multiline Retail	570	37,565
Persimmon PLC	Household Durables	1,070	20,698
Provident Financial PLC	Consumer Finance	335	10,300
Randgold Resources Ltd.	Metals & Mining	140	15,740
Reckitt Benckiser Group PLC	Household Products	1,930	193,244
RELX N.V.	Media	2,985	51,766
RELX PLC	Media	3,545	65,208
Royal Mail PLC	Air Freight & Logistics	2,760	18,485
Sage Group PLC	Software	2,770	23,902
SSE PLC	Electric Utilities	2,665	55,362
Tate & Lyle PLC	Food Products	1,475	13,181
Unilever N.V.	Personal Products	4,545	211,615
Unilever PLC	Personal Products	3,760	179,894
William Hill PLC	Hotels, Restaurants & Leisure	2,790	9,604
			2,286,134
United States 54.9%
3M Co.	Industrial Conglomerates	1,480	259,178
AbbVie, Inc.	Biotechnology	2,530	156,632
Accenture Capital PLC, Class A	IT Services	2,115	239,608
Alliant Energy Corp.	Electric Utilities	360	14,292
Altria Group, Inc.	Tobacco	3,865	266,530
American Airlines Group, Inc.	Airlines	260	7,361
American Capital Agency Corp.	Real Estate Investment Trusts (REITs)	1,380	27,352
American Electric Power Co., Inc.	Electric Utilities	685	48,012
Annaly Capital Management, Inc.	Real Estate Investment Trusts (REITs)	3,305	36,586
	Technology Hardware, Storage &
Apple, Inc.	Peripherals	2,610	249,516
AT&T, Inc.	Diversified Telecommunication Services	6,450	278,704
Atmos Energy Corp.	Gas Utilities	170	13,824
Avery Dennison Corp.	Containers & Packaging	140	10,465
Bed Bath & Beyond, Inc.	Specialty Retail	515	22,258
Best Buy Co., Inc.	Specialty Retail	785	24,021
[a] Biogen, Inc.	Biotechnology	460	111,237
Boeing Co.	Aerospace & Defense	1,865	242,208
Broadridge Financial Solutions, Inc.	IT Services	195	12,714
CA, Inc.	Software	940	30,860
Campbell Soup Co.	Food Products	670	44,575
CH Robinson Worldwide, Inc.	Air Freight & Logistics	495	36,754
[a] Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	90	36,248
Church & Dwight Co., Inc.	Household Products	415	42,699
Cincinnati Financial Corp.	Insurance	390	29,207
Cisco Systems, Inc.	Communications Equipment	8,940	256,489
Clorox Co.	Household Products	490	67,811
Coach, Inc.	Textiles, Apparel & Luxury Goods	960	39,110
Coca-Cola Co.	Beverages	5,555	251,808
Colgate-Palmolive Co.	Household Products	2,690	196,908
Consolidated Edison, Inc.	Multi-Utilities	450	36,198

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Cummins, Inc.	Machinery	250	28,110
Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	190	12,035
Delta Air Lines, Inc.	Airlines	320	11,658
Dick's Sporting Goods, Inc.	Specialty Retail	270	12,166
Dollar General Corp.	Multiline Retail	430	40,420
Dr Pepper Snapple Group, Inc.	Beverages	595	57,495
[a] Edwards Lifesciences Corp.	Health Care Equipment & Supplies	585	58,342
Eli Lilly & Co.	Pharmaceuticals	2,845	224,044
Emerson Electric Co.	Electrical Equipment	1,680	87,629
Equifax, Inc.	Professional Services	270	34,668
Estee Lauder Companies, Inc., Class A	Personal Products	545	49,606
Everest Re Group Ltd.	Insurance	130	23,747
Exelon Corp.	Electric Utilities	2,505	91,082
Expeditors International of Washington, Inc.	Air Freight & Logistics	460	22,558
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	2,735	256,379
[a] F5 Networks, Inc.	Communications Equipment	200	22,768
Fastenal Co.	Trading Companies & Distributors	705	31,295
Foot Locker, Inc.	Specialty Retail	465	25,510
Gap, Inc.	Specialty Retail	850	18,037
Garmin Ltd.	Household Durables	385	16,332
General Dynamics Corp.	Aerospace & Defense	745	103,734
General Mills, Inc.	Food Products	1,820	129,802
General Motors Co.	Automobiles	2,155	60,987
Genuine Parts Co.	Distributors	440	44,550
Gilead Sciences, Inc.	Biotechnology	2,995	249,843
H&R Block, Inc.	Diversified Consumer Services	720	16,560
Hasbro, Inc.	Leisure Products	170	14,278
HCP, Inc.	Real Estate Investment Trusts (REITs)	995	35,203
Hershey Co.	Food Products	515	58,447
HollyFrontier Corp.	Oil, Gas & Consumable Fuels	385	9,151
Home Depot, Inc.	Specialty Retail	1,840	234,950
Hormel Foods Corp.	Food Products	985	36,051
	Technology Hardware, Storage &
HP, Inc.	Peripherals	5,055	63,440
Illinois Tool Works, Inc.	Machinery	475	49,476
Ingredion, Inc.	Food Products	125	16,176
	Semiconductors & Semiconductor
Intel Corp.	Equipment	8,290	271,912
International Business Machines Corp.	IT Services	1,690	256,508
International Flavors & Fragrances, Inc.	Chemicals	205	25,844
Intuit, Inc.	Software	870	97,101
[a] Intuitive Surgical, Inc.	Health Care Equipment & Supplies	100	66,141
Iron Mountain, Inc.	Real Estate Investment Trusts (REITs)	360	14,339
JB Hunt Transport Services, Inc.	Road & Rail	280	22,660
Johnson & Johnson	Pharmaceuticals	2,180	264,434
Kimberly-Clark Corp.	Household Products	1,120	153,978
	Semiconductors & Semiconductor
KLA-Tencor Corp.	Equipment	455	33,329
Kohl's Corp.	Multiline Retail	495	18,770
Kroger Co.	Food & Staples Retailing	2,510	92,343
L Brands, Inc.	Specialty Retail	620	41,621
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	965	41,968
Leggett & Platt, Inc.	Household Durables	230	11,755
	Semiconductors & Semiconductor
Linear Technology Corp.	Equipment	880	40,946
Lockheed Martin Corp.	Aerospace & Defense	940	233,280
Lowe's Companies, Inc.	Specialty Retail	1,885	149,235
[a] Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	165	12,187
LyondellBasell Industries N.V., A	Chemicals	1,440	107,165
Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	1,485	56,371
Marsh & McLennan Companies, Inc.	Insurance	1,345	92,079
MasterCard, Inc., A	IT Services	2,570	226,314
Mattel, Inc.	Leisure Products	1,035	32,385

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

	Semiconductors & Semiconductor
Maxim Integrated Products, Inc.	Equipment	830	29,623
McCormick & Co., Inc.	Food Products	200	21,334
McDonald's Corp.	Hotels, Restaurants & Leisure	1,955	235,265
[a] Mettler-Toledo International, Inc.	Life Sciences Tools & Services	70	25,544
[a] Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	695	34,389
Microsoft Corp.	Software	4,895	250,477
Mid-America Apartment Communities, Inc.	Real Estate Investment Trusts (REITs)	120	12,768
NIKE, Inc., B	Textiles, Apparel & Luxury Goods	4,280	236,256
Nordstrom, Inc.	Multiline Retail	195	7,420
Northrop Grumman Corp.	Aerospace & Defense	510	113,363
[a] O'Reilly Automotive, Inc.	Specialty Retail	290	78,619
Omnicom Group, Inc.	Media	365	29,744
Paychex, Inc.	IT Services	1,065	63,367
PepsiCo, Inc.	Beverages	2,405	254,786
Pfizer, Inc.	Pharmaceuticals	7,395	260,378
Philip Morris International, Inc.	Tobacco	2,460	250,231
Phillips 66	Oil, Gas & Consumable Fuels	1,400	111,076
Pinnacle West Capital Corp.	Electric Utilities	275	22,292
Polaris Industries, Inc.	Leisure Products	205	16,761
Procter & Gamble Co.	Household Products	3,080	260,784
Public Service Enterprise Group, Inc.	Multi-Utilities	1,545	72,012
Public Storage	Real Estate Investment Trusts (REITs)	530	135,463
	Semiconductors & Semiconductor
QUALCOMM, Inc.	Equipment	4,420	236,779
Raytheon Co.	Aerospace & Defense	875	118,956
Realty Income Corp.	Real Estate Investment Trusts (REITs)	365	25,316
ResMed, Inc.	Health Care Equipment & Supplies	425	26,873
Robert Half International, Inc.	Professional Services	305	11,639
Rockwell Automation, Inc.	Electrical Equipment	200	22,964
Ross Stores, Inc.	Specialty Retail	1,500	85,035
SCANA Corp.	Multi-Utilities	210	15,889
Scripps Networks Interactive, Inc., A	Media	210	13,077
	Technology Hardware, Storage &
Seagate Technology Capital PLC	Peripherals	1,165	28,379
SEI Investments Co.	Capital Markets	445	21,409
Sherwin-Williams Co.	Chemicals	270	79,291
Simon Property Group, Inc.	Real Estate Investment Trusts (REITs)	860	186,534
	Semiconductors & Semiconductor
Skyworks Solutions, Inc.	Equipment	575	36,386
Southern Co.	Electric Utilities	2,450	131,393
Southwest Airlines Co.	Airlines	470	18,429
Staples, Inc.	Specialty Retail	2,030	17,499
Starbucks Corp.	Hotels, Restaurants & Leisure	4,510	257,611
Sysco Corp.	Food & Staples Retailing	1,615	81,945
T Rowe Price Group, Inc.	Capital Markets	775	56,552
Target Corp.	Multiline Retail	855	59,696
Tesoro Corp.	Oil, Gas & Consumable Fuels	175	13,111
	Semiconductors & Semiconductor
Texas Instruments, Inc.	Equipment	3,160	197,974
TJX Companies, Inc.	Specialty Retail	2,470	190,758
Total System Services, Inc.	IT Services	370	19,651
Tyson Foods, Inc., A	Food Products	460	30,723
[a] Ulta Salon Cosmetics & Fragrance, Inc.	Specialty Retail	165	40,201
[a] United Continental Holdings, Inc.	Airlines	155	6,361
United Parcel Service, Inc., B	Air Freight & Logistics	2,160	232,675
[a] United Therapeutics Corp.	Biotechnology	135	14,299
UnitedHealth Group, Inc.	Health Care Providers & Services	1,885	266,162
Valero Energy Corp.	Oil, Gas & Consumable Fuels	1,435	73,185
Valspar Corp.	Chemicals	115	12,423
VEREIT, Inc.	Real Estate Investment Trusts (REITs)	2,125	21,548
Verizon Communications, Inc.	Diversified Telecommunication Services	4,925	275,012
VF Corp.	Textiles, Apparel & Luxury Goods	970	59,645
Visa, Inc., A	IT Services	3,205	237,715

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Wal-Mart Stores, Inc.	Food & Staples Retailing	3,545	258,856
Waste Management, Inc.	Commercial Services & Supplies	630	41,750
WEC Energy Group, Inc.	Multi-Utilities	690	45,057
Westar Energy, Inc.	Electric Utilities	225	12,620
	Technology Hardware, Storage &
Western Digital Corp.	Peripherals	590	27,883
Western Union Co.	IT Services	1,570	30,113
Whole Foods Market, Inc.	Food & Staples Retailing	485	15,530
WW Grainger, Inc.	Trading Companies & Distributors	165	37,496
Xcel Energy, Inc.	Electric Utilities	735	32,913
	Semiconductors & Semiconductor
Xilinx, Inc.	Equipment	730	33,675
Yum! Brands, Inc.	Hotels, Restaurants & Leisure	1,490	123,551
			14,102,850
Total Common Stocks (Cost $24,787,986)			25,053,334
Preferred Stocks 0.4%
Brazil 0.1%
[d] Braskem SA, 6.6%, pfd., A	Chemicals	385	2,288
[d] Companhia Energetica de Minas Gerais, 6.921%, pfd.	Electric Utilities	2,740	6,226
[d] Companhia Paranaense de Energia, 4.294%, pfd. B	Electric Utilities	375	3,420
[d] Itausa - Investimentos Itau SA, 5.398%, pfd.	Banks	5,850	13,859
			25,793
Germany 0.0%+
[d] Fuchs Peterolub SE, 2.324%, pfd.	Chemicals	220	8,624
Russia 0.1%
[d] Surgutneftegas OAO, 21.38%, pfd.	Oil, Gas & Consumable Fuels	31,665	19,035
[d] AK Transneft OAO, 0.457%, pfd.	Oil, Gas & Consumable Fuels	5	12,994
			32,029
South Korea 0.2%
[d] Hyundai Motor Co., 4.286%, pfd.	Automobiles	75	6,153
[d] Hyundai Motor Co., 4.258%, pfd., 2	Automobiles	110	9,197
[d] LG Chem Ltd., 2.382%, pfd.	Chemicals	15	2,487
	Technology Hardware, Storage &
[d] Samsung Electronics Co. Ltd., 1.779%, pfd.	Peripherals	35	35,947
			53,784
Total Preferred Stocks (Cost $113,275)			120,230
Management Investment Companies 1.5% (Cost $370,939)
India 1.5%
iShares MSCI India ETF		13,395	373,989
Total Investments (Cost $25,272,200) 99.5%			25,547,553

Other Assets, less Liabilities 0.5%			125,914
Net Assets 100.0%			$25,673,467

+Rounds to less than 0.1% of net assets.
aNon-income-producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2016, these aggregate value of these securities was $12,093, representing 0.05% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the
Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s
Board of Trustee. At June 30, 2016, the aggregate value of these securities value was $5,562, representing less than 0.1% of net assets.
dRate disclosed reflects the yield at June 30, 2016.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Abbreviations

Selected Portfolio

ADR	-	American Depository Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depository Receipt
NVDR	-	Non Voting Depository Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, June 30, 2016 (unaudited)

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF	Industry	Shares	Value
Common Stocks 99.6%
Australia 14.3%
AGL Energy Ltd.	Multi-Utilities	5,490	$78,855
Amcor Ltd.	Containers & Packaging	12,430	138,183
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	4,360	44,801
Aurizon Holdings Ltd.	Road & Rail	15,640	56,131
Brambles Ltd.	Commercial Services & Supplies	15,975	147,379
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	1,420	33,729
CIMIC Group Ltd.	Construction & Engineering	530	14,108
Coca-Cola Amatil Ltd.	Beverages	2,810	17,220
Cochlear Ltd.	Health Care Equipment & Supplies	735	66,358
CSL Ltd.	Biotechnology	5,700	476,117
Dexus Property Group	Real Estate Investment Trusts (REITs)	9,115	61,219
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	300	15,219
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	615	14,461
Goodman Group	Real Estate Investment Trusts (REITs)	13,895	73,562
GPT Group	Real Estate Investment Trusts (REITs)	16,830	67,796
Harvey Norman Holdings Ltd.	Multiline Retail	5,740	19,703
Incitec Pivot Ltd.	Chemicals	13,930	30,806
James Hardie Industries PLC	Construction Materials	3,500	53,295
Medibank Pvt Ltd.	Insurance	26,300	57,770
Mirvac Group	Real Estate Investment Trusts (REITs)	17,960	27,013
Orica Ltd.	Chemicals	3,345	30,710
Platinum Asset Management Ltd.	Capital Markets	2,430	10,422
[a] Qantas Airways Ltd.	Airlines	4,330	9,092
REA Group Ltd.	Media	585	25,913
Scentre Group	Real Estate Investment Trusts (REITs)	51,160	187,421
Sonic Healthcare Ltd.	Health Care Providers & Services	3,575	57,365
Stockland	Real Estate Investment Trusts (REITs)	19,280	67,616
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	7,285	24,790
Tatts Group Ltd.	Hotels, Restaurants & Leisure	13,225	37,617
Telstra Corp. Ltd.	Diversified Telecommunication Services	53,370	220,950
TPG Telecom Ltd.	Diversified Telecommunication Services	3,175	28,133
Vicinity Centres	Real Estate Investment Trusts (REITs)	26,270	64,941
Wesfarmers Ltd.	Food & Staples Retailing	11,010	328,742
Westfield Corp.	Real Estate Investment Trusts (REITs)	16,800	133,224
Westpac Banking Corp.	Banks	22,985	503,170
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	7,265	145,191
Woolworths Ltd.	Food & Staples Retailing	13,885	215,977
			3,584,999
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	1,215	34,035

Belgium 0.5%
Ageas	Insurance	1,275	43,889
Colruyt SA	Food & Staples Retailing	705	38,828
Proximus SADP	Diversified Telecommunication Services	1,490	47,135
			129,852
China 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	22,500	14,962

Denmark 3.2%
Coloplast A/S, B	Health Care Equipment & Supplies	1,325	98,473
Novo Nordisk A/S, B	Pharmaceuticals	9,340	499,441
Pandora A/S	Textiles, Apparel & Luxury Goods	1,230	166,588
Tryg A/S	Insurance	975	17,325
[a] William Demant Holding A/S	Health Care Equipment & Supplies	975	18,927
			800,754
Finland 1.2%
Elisa OYJ	Diversified Telecommunication Services	1,325	50,637
Kone OYJ, B	Machinery	3,230	148,020

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Neste OYJ	Oil, Gas & Consumable Fuels	610	21,774
Nokian Renkaat OYJ	Auto Components	905	32,203
Orion OYJ, B	Pharmaceuticals	1,135	43,881
			296,515
France 2.7%
AXA SA	Insurance	14,245	281,773
Cie Generale des Etablissements Michelin	Auto Components	1,640	155,249
CNP Assurances	Insurance	1,535	22,706
Gecina SA	Real Estate Investment Trusts (REITs)	180	24,496
Hermes International	Textiles, Apparel & Luxury Goods	200	74,867
SCOR SE	Insurance	1,425	42,467
Societe BIC SA	Commercial Services & Supplies	245	34,554
Thales SA	Aerospace & Defense	470	39,166
			675,278
Germany 3.4%
Allianz SE	Insurance	2,925	415,290
[b] Covestro AG, 144A	Chemicals	370	16,419
Deutsche Lufthansa AG	Airlines	1,395	16,319
Hannover Rueck SE	Insurance	525	54,714
Hugo Boss AG	Textiles, Apparel & Luxury Goods	730	41,280
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	1,290	215,327
[a] ProSiebenSat.1 Media SE	Media	2,100	91,488
			850,837
Hong Kong 4.1%
Cheung Kong Infrastructure Holdings Ltd.	Electric Utilities	5,000	42,988
CLP Holdings Ltd.	Electric Utilities	7,500	76,373
Hang Lung Properties Ltd.	Real Estate Management & Development	15,000	30,201
[b] HK Electric Investments & HK Electric Investments Ltd., 144A	Electric Utilities	25,000	23,299
HKT Trust & HKT Ltd.	Diversified Telecommunication Services	30,000	43,233
Hongkong Land Holdings Ltd.	Real Estate Management & Development	6,000	36,540
Hysan Development Co. Ltd.	Real Estate Management & Development	5,000	22,203
Kerry Properties Ltd.	Real Estate Management & Development	5,000	12,297
Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	50,000	24,104
Link REIT	Real Estate Investment Trusts (REITs)	17,500	119,104
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	12,967
MTR Corp. Ltd.	Road & Rail	10,000	50,529
New World Development Co. Ltd.	Real Estate Management & Development	55,000	55,653
NWS Holdings Ltd.	Industrial Conglomerates	15,000	23,627
PCCW Ltd.	Diversified Telecommunication Services	52,000	34,855
Power Assets Holdings Ltd.	Electric Utilities	12,500	114,479
Sands China Ltd.	Hotels, Restaurants & Leisure	24,000	80,279
Sino Land Co. Ltd.	Real Estate Management & Development	20,000	32,638
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	20,000	12,142
Swire Pacific Ltd., A	Real Estate Management & Development	5,000	56,458
Swire Properties Ltd.	Real Estate Management & Development	7,000	18,542
Wharf Holdings Ltd.	Real Estate Management & Development	10,000	60,519
Wheelock & Co. Ltd.	Real Estate Management & Development	5,000	23,363
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	7,500	29,631
			1,036,024
Ireland 0.2%
Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	480	50,393
Ryanair Holdings PLC	Airlines	765	9,620
			60,013
Israel 2.2%
Azrieli Group Ltd.	Real Estate Management & Development	280	11,895
Bank Hapoalim BM	Banks	7,130	35,917
Bezeq The Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	29,760	59,001
Israel Chemicals Ltd.	Chemicals	4,360	16,892
Mizrahi Tefahot Bank Ltd.	Banks	965	11,126
[a] Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	105	15,288

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Teva Pharmaceutical Industries Ltd.	Pharmaceuticals	7,960	399,953
			550,072
Italy 0.5%
Snam SpA	Gas Utilities	20,015	119,183
UnipolSai SpA	Insurance	6,795	10,168
			129,351
Japan 19.0%
ABC-Mart, Inc.	Specialty Retail	500	33,385
Asahi Kasei Corp.	Chemicals	10,000	69,013
Astellas Pharma, Inc.	Pharmaceuticals	17,000	265,133
Bridgestone Corp.	Auto Components	5,500	175,256
	Technology Hardware, Storage &
Canon, Inc.	Peripherals	9,500	269,702
Daihatsu Motor Co. Ltd.	Automobiles	2,000	25,792
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	500	81,099
FamilyMart Co. Ltd.	Food & Staples Retailing	500	30,461
Fuji Heavy Industries Ltd.	Automobiles	6,500	220,363
GungHo Online Entertainment, Inc.	Software	5,000	13,452
Hino Motors Ltd.	Machinery	2,000	19,709
Hitachi Metals Ltd.	Metals & Mining	2,000	20,060
Hoya Corp.	Health Care Equipment & Supplies	3,500	123,979
Isuzu Motors Ltd.	Automobiles	5,000	60,849
ITOCHU Corp.	Trading Companies & Distributors	13,000	157,067
Japan Airlines Co. Ltd.	Airlines	1,500	48,133
Japan Tobacco, Inc.	Tobacco	10,000	399,941
Kakaku.com, Inc.	Internet Software & Services	1,500	29,608
Kao Corp.	Personal Products	4,000	231,173
KDDI Corp.	Wireless Telecommunication Services	17,500	531,022
Lawson, Inc.	Food & Staples Retailing	500	39,819
M3, Inc.	Health Care Technology	1,500	51,906
Mitsubishi Gas Chemical Co., Inc.	Chemicals	5,000	25,880
Mitsubishi Motors Corp.	Automobiles	7,000	32,001
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	2,000	35,929
Mixi, Inc.	Internet Software & Services	500	20,445
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	1,500	166,390
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	6,500	304,123
Nitori Holdings Co. Ltd.	Specialty Retail	500	60,142
Nitto Denko Corp.	Chemicals	1,500	94,103
NOK Corp.	Auto Components	1,000	16,795
NTT DOCOMO, Inc.	Wireless Telecommunication Services	14,000	377,532
Obic Co. Ltd.	IT Services	500	27,342
Oracle Corp. Japan	Software	500	26,562
Otsuka Corp.	IT Services	500	23,272
Otsuka Holdings Co. Ltd.	Pharmaceuticals	3,000	137,996
Park24 Co. Ltd.	Commercial Services & Supplies	1,000	34,263
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	3,500	54,586
Shimano, Inc.	Leisure Products	500	75,690
Shionogi & Co. Ltd.	Pharmaceuticals	2,500	135,686
Start Today Co. Ltd.	Internet & Catalog Retail	500	26,221
Sumitomo Rubber Industries Ltd.	Auto Components	1,500	19,929
[a] Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	10,500	44,215
Trend Micro, Inc.	Software	1,000	35,530
USS Co. Ltd.	Specialty Retail	2,000	32,810
Yahoo Japan Corp.	Internet Software & Services	12,000	52,871
Yokohama Rubber Co. Ltd.	Auto Components	1,000	12,399
			4,769,634
Luxembourg 0.1%
RTL Group SA	Media	410	33,406

Netherlands 1.0%
Aegon N.V.	Insurance	13,695	53,707

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Boskalis Westminster	Construction & Engineering	700	24,022
Koninklijke Ahold N.V.	Food & Staples Retailing	7,500	165,809
			243,538
New Zealand 0.6%
Fletcher Building Ltd.	Construction Materials	5,830	35,625
	Independent Power and Renewable
Meridian Energy Ltd.	Electricity Producers	12,825	24,068
Mighty River Power Ltd.	Electric Utilities	5,160	11,062
Ryman Healthcare Ltd.	Health Care Providers & Services	2,980	19,802
Spark New Zealand Ltd.	Diversified Telecommunication Services	24,185	61,147
			151,704
Norway 0.7%
Telenor ASA	Diversified Telecommunication Services	6,550	107,706
Yara International ASA	Chemicals	1,770	55,800
			163,506
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	2,030	31,934

Singapore 2.6%
Ascendas Real Estate Investment Trust	Real Estate Investment Trusts (REITs)	20,000	36,853
CapitaLand Commercial Trust	Real Estate Investment Trusts (REITs)	17,500	19,179
CapitaLand Mall Trust	Real Estate Investment Trusts (REITs)	22,000	34,817
ComfortDelGro Corp. Ltd.	Road & Rail	20,500	41,886
Jardine Cycle & Carriage Ltd.	Distributors	1,000	27,119
Keppel Corp. Ltd.	Industrial Conglomerates	13,000	53,124
Singapore Airlines Ltd.	Airlines	2,500	19,801
Singapore Exchange Ltd.	Diversified Financial Services	10,000	56,616
Singapore Press Holdings Ltd.	Media	14,000	41,088
Singapore Technologies Engineering Ltd.	Aerospace & Defense	14,000	32,766
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	81,000	248,555
StarHub Ltd.	Wireless Telecommunication Services	8,500	23,936
Suntec Real Estate Investment Trust	Real Estate Investment Trusts (REITs)	17,000	22,357
			658,097
South Africa 0.1%
Mondi Capital PLC	Paper & Forest Products	1,680	31,329

Spain 4.3%
Abertis Infraestructuras SA	Transportation Infrastructure	2,440	35,782
Amadeus IT Holding SA, A	IT Services	1,950	85,083
Banco Santander SA	Banks	104,945	399,782
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	5,330	30,803
Enagas SA	Gas Utilities	1,850	56,119
Endesa SA	Electric Utilities	2,765	55,384
Industria de Diseno Textil SA	Specialty Retail	9,810	325,972
Red Electrica Corp. SA	Electric Utilities	930	82,830
Zardoya Otis SA	Machinery	1,680	15,696
			1,087,451
Sweden 2.4%
Atlas Copco AB, B	Machinery	3,115	72,868
Hennes & Mauritz AB, B	Specialty Retail	10,280	299,081
ICA Gruppen AB	Food & Staples Retailing	600	19,949
Skanska AB, B	Construction & Engineering	1,580	32,709
Swedish Match AB	Tobacco	2,035	70,254
Telia Co. AB	Diversified Telecommunication Services	23,335	109,394
			604,255
Switzerland 9.2%
[a] Actelion Ltd.	Biotechnology	575	96,325
EMS-Chemie Holding AG	Chemicals	80	41,265
Galenica AG	Pharmaceuticals	25	33,643
Geberit AG	Building Products	340	128,434
Kuehne & Nagel International AG	Marine	405	56,622

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Nestle SA	Food Products	6,850	528,410
Partners Group Holding AG	Capital Markets	185	79,141
Roche Holding AG	Pharmaceuticals	2,050	538,909
[a] Swiss Life Holding AG	Insurance	265	60,905
[a] Swiss Prime Site AG	Real Estate Management & Development	605	54,774
Swiss Re AG	Insurance	3,275	284,907
Swisscom AG	Diversified Telecommunication Services	220	109,006
[a] Zurich Insurance Group AG	Insurance	1,265	310,861
			2,323,202
United Arab Emirates 0.1%
Mediclinic International Capital PLC	Health Care Providers & Services	1,960	28,690

United Kingdom 26.9%
Admiral Group PLC	Insurance	2,880	78,155
Aggreko PLC	Commercial Services & Supplies	1,990	33,998
AstraZeneca PLC	Pharmaceuticals	8,980	536,239
BAE Systems PLC	Aerospace & Defense	28,565	200,093
Barratt Developments PLC	Household Durables	6,660	36,093
Berkeley Group Holdings PLC	Household Durables	970	32,716
British American Tobacco PLC	Tobacco	8,395	543,503
BT Group PLC	Diversified Telecommunication Services	78,985	432,907
Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,200	65,129
Centrica PLC	Multi-Utilities	26,750	80,637
Compass Group PLC	Hotels, Restaurants & Leisure	13,410	254,915
Croda International PLC	Chemicals	1,205	50,564
Direct Line Insurance Group PLC	Insurance	11,705	53,952
easyJet PLC	Airlines	1,640	23,809
Experian PLC	Professional Services	7,735	146,003
GKN PLC	Auto Components	7,910	28,518
GlaxoSmithKline PLC	Pharmaceuticals	24,320	521,639
Hargreaves Lansdown PLC	Capital Markets	2,840	47,191
IMI PLC	Machinery	2,155	27,857
Imperial Brands PLC	Tobacco	7,900	428,079
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	845	31,098
Intertek Group PLC	Professional Services	890	41,391
ITV PLC	Media	44,990	108,076
J Sainsbury PLC	Food & Staples Retailing	10,640	33,041
Kingfisher PLC	Specialty Retail	15,075	64,991
Marks & Spencer Group PLC	Multiline Retail	14,605	62,223
Next PLC	Multiline Retail	1,755	115,662
Persimmon PLC	Household Durables	3,175	61,416
Provident Financial PLC	Consumer Finance	1,030	31,669
Randgold Resources Ltd.	Metals & Mining	435	48,905
Reckitt Benckiser Group PLC	Household Products	5,095	510,144
RELX N.V.	Media	9,305	161,367
RELX PLC	Media	11,200	206,017
Rio Tinto Ltd.	Metals & Mining	3,540	119,933
Royal Mail PLC	Air Freight & Logistics	8,580	57,463
Sage Group PLC	Software	9,485	81,846
SSE PLC	Electric Utilities	8,930	185,511
Tate & Lyle PLC	Food Products	4,345	38,829
Taylor Wimpey PLC	Household Durables	14,740	26,069
Unilever N.V.	Personal Products	11,575	538,931
Unilever PLC	Personal Products	11,330	542,073
William Hill PLC	Hotels, Restaurants & Leisure	8,265	28,450
Wm Morrison Supermarkets PLC	Food & Staples Retailing	17,450	43,715
			6,760,817
Total Common Stocks (Cost $25,431,847)			25,050,255
Preferred Stocks 0.1% (Cost $24,024)
Germany 0.1%
[c] Fuchs Peterolub SE, 2.324%, pfd.	Chemicals	590	23,128

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, June 30, 2016 (unaudited) (continued)

Total Investments (Cost $25,455,871) 99.7%	25,073,383
Other Assets, less Liabilities 0.3%	72,153
Net Assets 100.0%	$25,145,536

aNon-income-producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2016, the aggregate value of these securities was $39,718, representing 0.16% of net assets.
cRate disclosed reflects the yield at June 30, 2016.

At June 30, 2016 the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Israeli Shekel	BOFA	Sell	2,020,574	$521,802	7/28/16	$—	$(3,094)
Australian Dollar	BOFA	Sell	4,870,151	3,585,308	7/29/16	—	(37,790)
Danish Krone	BOFA	Sell	5,065,095	754,492	7/29/16	—	(2,507)
Euro	BOFA	Sell	3,646,051	4,038,111	7/29/16	—	(15,946)
Great British Pound	BOFA	Sell	4,144,237	5,532,763	7/29/16	—	(8,182)
Hong Kong Dollar	BOFA	Sell	7,409,449	955,248	7/29/16	—	(125)
Japanese Yen	BOFA	Sell	481,925,768	4,696,125	7/29/16	—	(4,947)
New Zealand Dollar	BOFA	Sell	198,554	139,367	7/29/16	—	(1,869)
Norwegian Krone	BOFA	Sell	1,267,268	149,390	7/29/16	—	(2,050)
Singapore Dollar	BOFA	Sell	861,017	635,184	7/29/16	—	(4,444)
Swedish Krona	BOFA	Sell	4,807,157	565,194	7/29/16	—	(2,762)
Swiss Franc	BOFA	Sell	2,114,222	2,156,555	7/29/16	—	(17,045)
Total Forward Exchange Contracts						$—	$(100,761)
Net unrealized appreciation (depreciation)							$(100,761)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Counterparty

BOFA - Bank of America, N.A.

Selected Portfolio

REIT - Real Estate Investment Trust

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective June 1, 2016, the Trust began offering shares of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF. The Trust had no operations prior to its effective date June 1, 2016, other than matters relating to its organization as an open-end management investment company with the Securities and Exchange Commission (the “SEC”), and the sale and issuance of 4,000 shares of the Franklin LibertyQ Global Equity ETF to Franklin Resources, Inc. in exchange for a contribution of $100,000. Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuations approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all the Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain or all the Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following fund invested in derivatives during the period.

Franklin LibertyQ International Equity Hedged ETF – Forwards

4. INCOME TAXES

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	LibertyQ	LibertyQ	Franklin LibertyQ	Franklin LibertyQ
	Emerging	Global	Global	International Equity

	Markets ETF	Dividend ETF	Equity ETF	Hedged ETF

Cost of investments	$25,663,633	$25,381,408	$25,272,200	$ 25,455,871

Unrealized appreciation	$ 1,107,071	$ 761,260	$ 741,184	$ 562,321

Unrealized depreciation	(345,537)	(402,929)	(465,831)	(944,809)
Net unrealized appreciation
(depreciation)	$ 761,534	$ 358,331	$ 275,353	$ (382,488)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$ 26,425,167	$	$	$ 26,425,167

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$ 25,739,739	$	$	$ 25,739,739

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$ 25,547,553	$	$	$ 25,547,553

Franklin LibertyQ International Equity
Hedged ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$ 25,073,383	$	$	$ 25,073,383

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$	$ 100,761	$	$ 100,761

aIncludes common and preferred stocks as well as management investment companies.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 25, 2016